Share Capital and Share Premium (Details) - Schedule of group's share capital - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of shares [Member]
Share Capital and Share Premium (Details) - Schedule of group's share capital [Line Items]
Shares outstanding	5,899,893	3,408,646	2,591,299
Authorized Common shares	150,000,000
Issue and fully paid common shares	5,899,893	3,408,646	2,591,299
Issuance of shares	2,491,247	817,347
Issuance of rights
Share capital [Member]
Share Capital and Share Premium (Details) - Schedule of group's share capital [Line Items]
Shares outstanding	590	341	259
Authorized Common shares	15,000
Issue and fully paid common shares	590	341	259
Issuance of shares	249	82
Issuance of rights
Share premium [member]
Share Capital and Share Premium (Details) - Schedule of group's share capital [Line Items]
Shares outstanding	24,719,793	11,312,643	9,199,779
Authorized Common shares
Issue and fully paid common shares	24,719,794	11,312,643	9,199,779
Issuance of shares	6,257,155	2,112,864
Issuance of rights	7,149,995